NET PREMIUMS EARNED - Additional Information (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,884,845	S/ 2,642,947	S/ 2,308,143
Medical Assistance Services [Member] | Health insurance contract [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 464,700	S/ 420,500	S/ 386,300
Percentage of entity's revenue		84.78%	78.44%	77.73%

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.